Income Tax - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Differences between statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	(12.32%)	9.83%	5.39%
Effect of PRC preferential tax rates and tax holiday	(18.79%)
Tax rate differential	2.21%	(2.83%)	(2.60%)
Share-based compensation (as a percent)	(2.19%)	1.11%	3.01%
Non-deductive expense without tax invoice	(1.09%)	2.08%	0.76%
R&D surplus deduction	7.97%	(5.41%)	(7.78%)
Others (as a percent)	2.93%	(5.12%)	(5.50%)
Change in valuation allowance (as a percent)	(11.89%)	(8.38%)	2.47%
Effective income tax rate	(8.17%)	16.28%	20.75%